Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Unvested Share Activity
A summary of the changes in the Company’s unvested ordinary shares during six months ended June 30, 2021 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2020	13,757	$2.36
Granted	—	—
Vested	(13,757)	2.36
Forfeited	—	—
Unvested and Outstanding as of June 30, 2021	—	$—

Schedule of Nonvested Restricted Share Units Activity
A summary of the changes in the Company’s unvested restricted share units during the six months ended June 30, 2021 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2020	217,482	$10.19
Granted	—	—
Vested	(19,583)	10.19
Forfeited	—	—
Unvested and Outstanding as of June 30, 2021	197,899	$10.19

Schedule of Share-based Payment Arrangement, Option, Activity	The following table summarizes the Company’s share options activity for the six months ended June 30, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	4,430,340	$5.61	9.22	$186,426
Granted	312,202	$40.62
Exercised	(932,777)	$1.15
Forfeited	(64,894)	$9.00
Outstanding as of June 30, 2021	3,744,871	$9.28	8.91	$106,281
Exercisable as of June 30, 2021	2,186,535	$0.84	8.64	$78,681
Unvested as of June 30, 2021	1,558,336	$21.05	9.27	$27,600

Schedule of Valuation Assumptions
The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the three months and six months ended June 30, 2021 and 2020 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Expected term (in years)	6.00 years	5.86 years	6.05 years	5.89 years
Expected volatility	67.40%	66.10%	67.70%	65.79%
Risk-free interest rate	1.08%	0.42%	0.83%	0.44%
Expected dividend yield	—%	—%	—%	—%
Fair value of underlying ordinary shares	$36.13	$9.39	$41.80	$8.45

Summary of Share-based Compensation Expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30, 2021
	2021	2020	2021	2020
Research and development	$934	$2,587	$1,735	$3,517
General and administrative	970	7,111	1,835	7,885
	$1,904	$9,698	$3,570	$11,402